Long-term Investment Securities (Tables)	12 Months Ended
Dec. 31, 2023
Later than one year [Member]
Statement [LineItems]
Details of long-term investment securities
Details of long-term investment securities as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	Category	December 31, 2023		December 31, 2022
Equity instruments	FVOCI(*)	~~W~~	1,398,734	1,189,597
	FVTPL		8	44,440

			1,398,742	1,234,037
Debt instruments	FVTPL		280,642	176,699

			280,642	176,699

		~~W~~	1,679,384	1,410,736